Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2022		$ 40,977	$ 2,400,168	$ (1,819,757)	$ 202,483	$ 823,871
Balance, shares at Dec. 31, 2022		40,976,458
Issue of Shares		$ 133	398,867			399,000
Issue of Shares, shares		133,000
Net loss				(1,398,144)		(1,398,144)
Foreign currency translation, net tax					(82,832)	(82,832)
Balance at Dec. 31, 2023		$ 41,110	2,799,035	(3,217,901)	119,651	(258,105)
Balance, shares at Dec. 31, 2023		41,109,458
Issue of Shares
Net loss				(2,203,628)		(2,203,628)
Foreign currency translation, net tax					(35,823)	(35,823)
Balance at Dec. 31, 2024		$ 41,110	$ 2,799,035	$ (5,421,529)	$ 83,828	$ (2,497,556)
Balance, shares at Dec. 31, 2024		41,109,458